SHARE-BASED PAYMENTS - Restricted share units (Details) - RSUs	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Number of options	1
Additional consideration to acquire common share | $	$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1	6,475,000	8,512,000
Granted	3,017,000	3,106,000
Reinvested	175,000
Redeemed	(3,748,000)	(4,199,000)
Forfeited	(626,000)	(944,000)
Outstanding at end of period	5,293,000	6,475,000
Balance at January 1 | $ / shares	$ 5.86	$ 4.68
Granted | $ / shares	$ 8.80	7.42
Reinvested | $ / shares	6.82
Redeemed | $ / shares	$ 5.36	4.78
Forfeited | $ / shares	6.84	5.17
Outstanding at end of period | $ / shares	$ 7.81	$ 5.86
Liability recognized in respect of cash settled RSUs | $	$ 10,600,000	$ 17,600,000